Other liabilities (Details 4) - Toscana Aeroporti S.p.a. $ in Thousands	Dec. 31, 2018 USD ($)
Annual discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 6,285
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 6,985
Annual rate of inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%
Percentage of reasonably possible decrease in actuarial assumption	(0.25%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 6,724
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 6,522
Annual turnover rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%
Percentage of reasonably possible decrease in actuarial assumption	(0.25%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 6,548
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 6,655